Borrowings - Additional Information (Details) $ in Thousands, € in Millions								12 Months Ended
	Aug. 20, 2020 USD ($)	May 26, 2020 USD ($)	May 20, 2020 USD ($)	Apr. 24, 2020	Feb. 27, 2020 USD ($)	Jan. 08, 2018 EUR (€)	Feb. 06, 2017 USD ($) installment	Dec. 31, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2015 USD ($) installment	Dec. 31, 2007 USD ($) installment	Dec. 31, 2019 USD ($)	Aug. 09, 2019	Dec. 31, 2018 USD ($)	Jan. 08, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings									$ 1,344,817			$ 1,208,344		$ 1,126,658
6.875% Cash/7.875% PIK Senior Secured Guaranteed Notes due 2032 | ACI Airport Sudamerica S.A.U.
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings		$ 180,900
Cash interest rate		6.875%
PIK interest rate		7.875%
Repurchase and exchange as a percentage of total original principal amount		93.60%
Notes due five years from the date of approval | AA2000
Disclosure of detailed information about borrowings [line items]
Maximum nominal value					$ 500,000
Duration of notes					5 years
6.875% Cash/9.375% PIK Class I Series 2020 Additional Senior Secured Notes due 2027 | AA2000
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings			$ 306,000
Cash interest rate			6.875%
PIK interest rate			9.375%
Repurchase and exchange as a percentage of total original principal amount			86.73%
Class 2 Notes Series 2020 | AA2000
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%
Principal amount of borrowings	$ 40,000
Duration of notes	2 years
Puerta Del Sur S.A.
Disclosure of detailed information about borrowings [line items]
Number of times considered for debt service and dividends payment covenants								1.4
Puerta Del Sur S.A. | Notes 7.75%
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate											7.75%
Principal amount of borrowings											$ 87,000
Number of instalments to repayment of loan | installment											22
Minimum debt coverage service ratio											1.7
Maximum indebtedness ratio											3.0
Minimum percentage of total principal amount modified				75.00%
Percentage of compensation on amount of extended installments				1.00%
Number of times considered for debt service and dividends payment covenants									1.25
Puerta Del Sur S.A. | Notes 7.75% | ACI Airport Sudamerica S.A.U.
Disclosure of detailed information about borrowings [line items]
Minimum percentage of exchange offer				75.00%
ACI Airport Sudamerica S.A. | Notes 6.875%
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate										6.875%
Principal amount of borrowings										$ 200,000
Number of instalments to repayment of loan | installment										34
Aeropuertos Argentina 2000 SA
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate													9.75%
Aeropuertos Argentina 2000 SA | Notes 6.875%
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate							6.875%
Principal amount of borrowings							$ 400,000
Number of instalments to repayment of loan | installment							32
C.A.I.S.A. | Secured notes due 2024 (the Italian Notes)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate						4.556%									4.556%
Principal amount of borrowings						€ 60.0									$ 71,800
Percentage of share capital of debt issuing entity secured by pledge						100.00%
Maturity date of Notes						December 31, 2024
C.A.I.S.A. | Secured Notes 6.250 Percent Due 2019
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate						6.25%									6.25%